UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09871

Cullen Funds Trust
(Exact name of registrant as specified in charter)

645 Fifth Avenue
New York, NY 10022
(Address of principal executive offices) (Zip code)

Brooks Cullen
Cullen Funds Trust
645 Fifth Avenue
New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 485-8586

Date of fiscal year end: June 30

Date of reporting period: Quarter ended September 30, 2010

Item 1. Schedule of Investments.

CULLEN HIGH DIVIDEND EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

	Shares	Value

COMMON STOCKS–86.0%
Aerospace & Defense–2.7%
Boeing Co.	269,000	$17,899,260

Banks–2.7%
HSBC Holdings PLC - ADR (b)	355,000	17,959,450

Beverages–3.1%
Diageo PLC - ADR (b)	295,600	20,399,356

Chemicals–3.3%
EI du Pont de Nemours & Co.	491,000	21,908,420

Communications Equipment–1.1%
Nokia OYJ - ADR (b)	746,300	7,485,389

Distributors–3.2%
Genuine Parts Co.	462,200	20,609,498

Diversified Telecommunications Services–6.2%
AT&T, Inc.	714,600	20,437,559
Verizon Communications, Inc.	612,150	19,949,969

		40,387,528

Electric–4.5%
Dominion Resources, Inc.	378,000	16,503,480
NextEra Energy, Inc.	240,800	13,097,112

		29,600,592

Food Products–8.5%
HJ Heinz Co.	342,950	16,245,542
Kraft Foods, Inc., Class A	582,850	17,986,751
Unilever NV (b)	714,850	21,359,718

		55,592,011

Household Products–2.7%
Kimberly-Clark Corp.	275,200	17,901,760

Industrial Conglomerates–6.2%
3M Co.	206,800	17,931,628
ABB Ltd. - ADR (a)(b)	538,100	11,364,672
General Electric Co.	691,850	11,242,563

		40,538,863

Insurance–2.9%
Travelers Companies, Inc.	359,350	18,722,135

Oil & Gas–8.3%
Chevron Corp.	235,260	19,067,823
ConocoPhillips	360,450	20,700,644
PetroChina Co., Ltd. - ADR (b)	126,150	14,686,383

		54,454,850

The accompanying notes are an integral part of these financial statements

	Shares	Value

Pharmaceuticals–11.4%
AstraZeneca PLC - ADR (b)	385,050	19,522,035
Bristol-Myers Squibb Co.	662,280	17,954,411
Eli Lilly & Co.	466,400	17,037,592
Johnson & Johnson	329,450	20,412,721

		74,926,759

Real Estate Investment Trusts (REITs)–5.7%
HCP, Inc.	512,650	18,445,147
Health Care REIT, Inc.	398,350	18,857,889

		37,303,036

Semiconductors–2.5%
Intel Corp.	832,050	16,000,321

Software–2.3%
Microsoft Corp.	624,950	15,305,026

Tobacco–5.7%
Altria Group, Inc.	816,800	19,619,535
Philip Morris International, Inc.	314,950	17,643,499

		37,263,034

Wireless Telecommunication Services–3.0%
Vodafone Group PLC - ADR (b)	796,750	19,767,368

Total Common Stocks
(Cost $513,182,335)		564,024,656

SHORT-TERM INVESTMENTS–12.3%
Money Market Funds–12.3%
Dreyfus Cash Management Fund
(Cost $80,520,880)	80,520,880	80,520,880

TOTAL INVESTMENTS-98.3%
(Cost $593,703,215)		$644,545,536

Other Assets in Excess of Liabilities–1.7%		11,368,875

TOTAL NET ASSETS–100.0%		$655,914,411

Percentages are stated as a percent of net assets.
ADR - American Depository Receipt

(a) Non-income producing security
(b) Foreign Issued Security

The accompanying notes are an integral part of these financial statements

The cost basis of investments for Federal income tax purposes at September 30, 2010 was as follows*:

Cost of investments	$593,703,215
Gross unrealized appreciation	65,661,252
Gross unrealized depreciation	(14,818,931)

Net unrealized appreciation	$50,842,321

*	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund's assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Common Stocks	$564,024,656	$-	$-	$564,024,656
Money Market Fund	80,520,880	-	-	80,520,880

Total	$644,545,536	$-	$-	$644,545,536

CULLEN INTERNATIONAL HIGH DIVIDEND FUND
SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

	Shares	Value

COMMON STOCKS–96.5%
Australia–7.7%
BHP Billiton Ltd.	47,000	$1,767,594
Foster's Group Ltd.	331,000	1,961,154
Ramsay Health Care Ltd.	78,000	1,159,509
Sonic Healthcare Ltd.	82,000	871,826

		5,760,083

Brazil–6.0%
Cia Energetica de Minas Gerais - ADR	55,500	909,645
Cia Siderurgica Nacional SA - ADR	91,700	1,620,339
Itau Unibanco Holding SA - ADR	81,800	1,977,924

		4,507,908

Canada–2.3%
Enerplus Resources Fund	52,800	1,359,600
Vermilion Energy, Inc.	9,150	341,753

		1,701,353

China–2.5%
PetroChina Co., Ltd. - ADR	16,250	1,891,825

Egypt–2.5%
Orascom Construction Industries - GDR	40,925	1,841,216

Finland–0.1%
Nokia OYJ - ADR	11,200	112,336

France–6.3%
AXA SA	14,000	244,772
BNP Paribas	23,250	1,653,560
GDF Suez	5,150	184,365
Total SA - ADR	32,100	1,656,360
Vallourec SA	10,200	1,013,270

		4,752,327

Germany–7.3%
Allianz SE	7,200	813,698
Bayer AG	18,350	1,279,552
Muenchener Rueckversicherungs AG	4,700	650,980
RWE AG	9,700	655,227
Siemens AG	19,800	2,090,021

		5,489,478

Hong Kong–3.6%
BOC Hong Kong Holdings Ltd.	471,500	1,494,925
Stella International Holdings Ltd.	631,500	1,238,770

		2,733,695

Indonesia–1.8%
Bank Rakyat Indonesia	1,220,000	1,366,947

Italy–3.2%
ENI SpA - ADR	4,250	183,515
Prysmian SpA	119,700	2,186,629

		2,370,144

The accompanying notes are an integral part of these financial statements

	Shares	Value

Japan–0.1%
Nintendo Co., Ltd.	450	112,446

Malaysia–1.5%
Berjaya Sports Toto BHD	808,821	1,089,956

Mexico–2.6%
Industrias Penoles SAB de CV	79,320	1,920,426

Netherlands–2.8%
HI Stock Index-Linked Derivatives Investment Trust 21 (a)	11,100	514,491
Unilever NV	53,000	1,583,640

		2,098,131

Singapore–3.8%
Singapore Telecommunications Ltd.	495,000	1,181,887
United Overseas Bank Ltd.	118,500	1,650,765

		2,832,652

South Africa–0.7%
Massmart Holdings Ltd.	25,000	530,110

South Korea–1.7%
KT&G Corp.	21,045	1,255,041

Spain–2.5%
Telefonica SA - ADR	25,700	1,905,655

Switzerland–13.4%
ABB Ltd. - ADR (a)	91,200	1,926,144
Credit Suisse Group AG	19,300	824,912
Nestle SA	43,800	2,333,415
Novartis AG - ADR	43,200	2,491,343
Roche Holding AG	3,050	416,537
Zurich Financial Services AG	8,900	2,085,860

		10,078,211

Taiwan–7.4%
Acer, Inc.	409,310	1,040,258
Chunghwa Telecom Co., Ltd.	881,798	1,975,765
HTC Corp.	68,800	1,561,359
Taiwan Semiconductor Manufacturing Co., Ltd.	501,229	994,709

		5,572,091

United Kingdom–16.7%
AstraZeneca PLC - ADR	21,450	1,087,515
BAE Systems PLC	292,450	1,572,554
British American Tobacco PLC - ADR	31,300	2,338,423
Diageo PLC - ADR	25,350	1,749,404
HSBC Holdings PLC	81,283	834,950
HSBC Holdings PLC - ADR	12,700	642,493
Tesco PLC	296,550	1,975,199
Vodafone Group PLC - ADR	94,700	2,349,506

		12,550,044

Total Common Stocks
(Cost $58,421,561)		72,472,075

The accompanying notes are an integral part of these financial statements

	Shares	Value

SHORT-TERM INVESTMENTS–3.3%
Money Market Funds–3.3%
Dreyfus Cash Management Fund
(Cost $2,487,681)	2,487,681	2,487,681

TOTAL INVESTMENTS-99.8%
(Cost $60,909,242)		$74,959,756

Other Assets in Excess of Liabilities–0.2%		169,326

TOTAL NET ASSETS–100.0%		$75,129,082

Percentages are stated as a percent of net assets.
All securities are foreign-issued securities.
ADR - American Depository Receipt
GDR - Global Depository Receipt

(a) Non-income producing security

The accompanying notes are an integral part of these financial statements

The cost basis of investments for Federal income tax purposes at September 30, 2010 was as follows*:

Cost of investments	$60,909,242
Gross unrealized appreciation	14,489,462
Gross unrealized depreciation	(438,948)

Net unrealized appreciation	$14,050,514

*	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund's assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Common Stocks	$70,382,054	$2,090,021	$-	$72,472,075
Money Market Fund	2,487,681	-	-	2,487,681

Total	$72,869,735	$2,090,021	$-	$74,959,756

CULLEN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

	Shares	Value

COMMON STOCKS–93.0%
Aerospace & Defense–3.3%
Spirit Aerosystems Holdings, Inc., Class A (a)	4,450	$88,689

Auto Parts & Equipment–3.4%
BorgWarner, Inc. (a)	1,750	92,085

Banks–8.2%
Bank of The Ozarks, Inc.	2,500	92,725
CVB Financial Corp.	12,450	93,499
SCBT Financial Corp.	1,100	34,309

		220,533

Biotechnology–3.4%
Charles River Laboratories International, Inc. (a)	2,800	92,820

Electrical Components & Equipment–3.4%
Hubbell, Inc., Class B	1,800	91,350

Electronics–5.9%
Avnet, Inc. (a)	3,400	91,834
Mettler-Toledo International, Inc. (a)(b)	550	68,442

		160,276

Engineering & Construction–6.6%
Granite Construction, Inc.	4,050	92,096
KBR, Inc.	3,460	85,254

		177,350

Food–3.3%
Ralcorp Holdings, Inc. (a)	1,500	87,720

Hand / Machine Tools–3.3%
Lincoln Electric Holdings, Inc.	1,550	89,621

Healthcare Products–3.0%
Beckman Coulter, Inc.	1,650	80,504

Healthcare Services–4.7%
Community Health Systems, Inc. (a)	2,850	88,265
Laboratory Corp. of America Holdings (a)	500	39,215

		127,480

Insurance–5.9%
PartnerRe Ltd. (b)	900	72,162
WR Berkley Corp.	3,250	87,978

		160,140

Machinery - Diversified–1.3%
Babcock & Wilcox Co. (a)	1,600	34,048

The accompanying notes are an integral part of these financial statements

	Shares	Value

Metal Fabricate / Hardware–2.8%
RTI International Metals, Inc. (a)	2,500	76,550

Mining–3.2%
HudBay Minerals, Inc. (b)	6,050	85,487

Miscellaneous Manufacturing–3.0%
Ameron International Corp. (a)	1,200	81,552

Oil & Gas–4.9%
Berry Petroleum Co., Class A	2,150	68,220
Cimarex Energy Co.	950	62,871

		131,091

Pharmaceuticals–3.9%
Omnicare, Inc.	4,400	105,071

Retail–3.3%
Cracker Barrel Old Country Store, Inc.	1,750	88,830

Telecommunications–4.3%
Cable & Wireless Communications PLC (b)	74,100	66,059
NII Holdings, Inc. (a)	1,200	49,320

		115,379

Toys / Games / Hobbies–3.6%
Jakks Pacific, Inc. (a)	5,550	97,902

Transportation–5.3%
Canadian Pacific Railway Ltd. (b)	800	48,744
Tidewater, Inc.	2,100	94,101

		142,845

Water–3.0%
Cia de Saneamento Basico do Estado de Sao Paulo - ADR (a)(b)	1,750	79,643

Total Common Stocks
(Cost $2,291,776)		2,506,966

SHORT-TERM INVESTMENTS–6.4%
Money Market Funds–6.4%
Dreyfus Cash Management Fund
(Cost $172,605)	172,605	172,605

TOTAL INVESTMENTS-99.4%
(Cost $2,464,381)		$2,679,571

Other Assets in Excess of Liabilities–0.6%		16,709

TOTAL NET ASSETS–100.0%		$2,696,280

Percentages are stated as a percent of net assets.
ADR - American Depository Receipt

(a) Non-income producing security
(b) Foreign Issued Security

The accompanying notes are an integral part of these financial statements

The cost basis of investments for Federal income tax purposes at September 30, 2010 was as follows*:

Cost of investments	$2,464,381
Gross unrealized appreciation	278,462
Gross unrealized depreciation	(63,272)

Net unrealized appreciation	$215,190

*	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund's assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Common Stocks	$2,506,966	$-	$-	$2,506,966
Money Market Fund	172,605	-	-	172,605

Total	$2,679,571	$-	$-	$2,679,571

NOTE 1 – Investment Valuation

Valuation of Securities – Securities that are primarily traded on a national or foreign securities exchange are valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Money market mutual funds are valued at the net asset value (“NAV”) of shares held by the Funds. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Funds’ Board of Trustees under supervision of the full Board. The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates at the time of valuation. Exchange rates are provided daily by recognized independent pricing agents.

Options Transactions – The Cullen High Dividend Equity Fund follows the authoritative guidance, which requires qualitative disclosures about objectives and strategies for using derivatives and quantitative disclosures about fair value amounts of and gains and losses on derivative instruments. This Fund may invest in options transactions for hedging purposes, and in order to generate additional income, the Fund may write (or sell) call options on a covered basis. Premiums received on the sale of such options are expected to enhance the income of the Fund. When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by the Fund on the expiration date as realized gains from option transactions. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security when determining whether the Fund has realized a gain or loss associated with the option. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Fund could result in the Fund selling a security at a price different from the current market price. There were no call options written during the period.

In January, 2010, the Financial Accounting Standard Board issued Accounting Standards Update No. 2010-06, “Improving Disclosures about Fair Value Measurements” (“ASU 2010-06”). ASU 2010-06 requires new disclosure regarding transfers into and out of Levels 1 and 2 effective for interim and annual periods beginning after December 15, 2009. The Funds disclose significant transfers between levels based on valuations at the end of the reporting period. For the period ended September 30, 2010, there were no material transfers between Levels 1 and 2. ASU 2010-06 will also require additional details regarding Level 3 transaction activity effective for interim and annual periods beginning after December 15, 2010.

NOTE 3 - Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the report was issued, and Management has determined that there were no subsequent events requiring recognition or disclosure.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(i)	Certification of each Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) is attached hereto as a part of EX-99. CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cullen Funds Trust

By: /s/ James P. Cullen
            James P. Cullen
            President

Date: November 9, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ James P. Cullen
            James P. Cullen
            President

Date: November 9, 2010

By: /s/ Jeffrey T. Battaglia
            Jeffrey T. Battaglia
            Treasurer

Date: November 9, 2010